Trade and Other Receivables - Schedule of Aging of Receivables that are Past Due the Average Credit Period (Details)		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	[1]	RM 18,120,944	$ 4,053,540	RM 7,847,744
Less Than Thirty Days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		3,687,161	824,795	790,489
Later than one month and not later than two months [member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		454,020	101,561	4,240
Sixty One Days to Two Hundred Ten Days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		6,244,299	1,396,810	5,015,219
Two Hundred Eleven Days to Two Hundered Forty Days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		3,540,879	792,072
Two Hundred Forty One Days to One Year [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets		RM 4,194,585	$ 938,302	RM 2,037,796

[1]	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.